Note 8 - (Loss) Income per Common Share	12 Months Ended
Dec. 31, 2023
Notes To Financial Statements [Abstract]
(Loss) Income per Common Share
Note 8: (Loss) Income per Common Share

We calculate basic income (loss) per share using, as the denominator, the weighted average number of common shares outstanding during the period. Diluted income (loss) per share uses, as its denominator, the weighted average number of common shares outstanding during the period plus the effect of potential dilutive common shares during the period using the treasury stock method for options, warrants, and restricted stock units, and if-converted method for convertible preferred shares.
Potential dilutive common shares include outstanding restricted stock unit awards, stock units, warrants and convertible preferred stock for periods in which we have reported net income. For periods in which we reported net losses, potential dilutive common shares
are excluded, as their conversion and exercise would not reduce earnings per share. Under the if-converted method, preferred shares would not dilute earnings per share in any of the periods presented.
The following table represents net income (loss) per common share – basic and diluted (in thousands, except income (loss) per share):

	Year ended December 31,
	2023	2022	2021
Numerator
Net (loss) income	$(84,217)	$(37,348)	$35,095
Preferred stock dividends	(552)	(552)	(552)

Net (loss) income applicable to common stockholders	$(84,769)	$(37,900)	$34,543

Denominator
Basic weighted average common shares	605,668	557,344	536,192
Dilutive stock options, restricted stock units, and warrants	—	—	5,984

Diluted weighted average common shares	605,668	557,344	542,176

Basic (loss) income per common share	$(0.14)	$(0.07)	$0.06
Diluted (loss) income per common share	$(0.14)	$(0.07)	$0.06
For the year ended December 31, 2021, the calculation of diluted income per common share included (i) 2,317,007 unvested restricted stock units during the period, (ii) 1,557,503 warrants to purchase one share of common stock and (iii) 2,166,964 deferred shares that were dilutive. For the years ended December 31, 2023 and 2022, all outstanding restricted stock units, warrants and deferred shares were excluded from the computation of diluted loss per share, as our reported net losses for those periods would cause their conversion and exercise to have no effect on the calculation of loss per share.